Derivative Financial Instruments and Hedging (Notional Amounts of Derivative Instruments and Other, Fair Values of Derivative Instruments and Other before Offsetting) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2018		Mar. 31, 2018
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value	¥ 14,327		¥ 27,615
Derivative liabilities, Fair value	30,220		17,990
Interest rate swap agreements | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Notional amount	262,481		278,850
Interest rate swap agreements | Derivatives designated as hedging instruments | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Fair value	3,569		4,759
Interest rate swap agreements | Derivatives designated as hedging instruments | Other assets
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value	952		55
Interest rate swap agreements | Nondesignated
Derivatives, Fair Value [Line Items]
Notional amount	67,286		19,569
Derivative assets, Fair value	447		272
Interest rate swap agreements | Nondesignated | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Fair value	124		165
Futures, foreign exchange contracts | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Notional amount	574,700		566,583
Futures, foreign exchange contracts | Derivatives designated as hedging instruments | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Fair value	13,167		2,149
Futures, foreign exchange contracts | Derivatives designated as hedging instruments | Other assets
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value	697		11,445
Futures, foreign exchange contracts | Nondesignated
Derivatives, Fair Value [Line Items]
Notional amount	352,575	[1]	271,365	[2]
Futures, foreign exchange contracts | Nondesignated | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Fair value	6,846	[1]	1,298	[2]
Futures, foreign exchange contracts | Nondesignated | Other assets
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value	365	[1]	2,612	[2]
Foreign currency swap agreements | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Notional amount	72,037		70,156
Foreign currency swap agreements | Derivatives designated as hedging instruments | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Fair value	2,091		3,220
Foreign currency swap agreements | Derivatives designated as hedging instruments | Other assets
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value	1,625		422
Foreign currency long- term-debt | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Notional amount	399,765		396,503
Derivative assets, Fair value	0		0
Derivative liabilities, Fair value	0		0
Options held/written and other | Nondesignated
Derivatives, Fair Value [Line Items]
Notional amount	530,056	[1]	372,138	[2]
Options held/written and other | Nondesignated | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Fair value	2,909	[1]	701	[2]
Options held/written and other | Nondesignated | Other assets
Derivatives, Fair Value [Line Items]
Derivative assets, Fair value	9,412	[1]	7,025	[2]
Credit derivatives held/written | Nondesignated
Derivatives, Fair Value [Line Items]
Notional amount	4,020		5,459
Derivative assets, Fair value	0		0
Credit derivatives held/written | Nondesignated | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, Fair value	¥ 89		¥ 108

[1]	The notional amounts of options held/written and other and futures, foreign exchange contracts in the above table include options held of ¥38,813 million, futures contracts of ¥30,718 million and foreign exchange contracts of ¥10,978 million to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts at September 30, 2018, respectively. Derivative assets in the above table includes fair value of the options held, futures contracts and foreign exchange contracts before offsetting of ¥237 million, ¥45 million and ¥18 million and derivative liabilities includes fair value of the futures and foreign exchange contracts before offsetting of ¥1,918 million and ¥231 million at September 30, 2018, respectively.
[2]	The notional amounts of options held/written and other and futures, foreign exchange contracts in the above table include options held of ¥40,275 million, futures contracts of ¥38,094 million and foreign exchange contracts of ¥12,140 million to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts at March 31, 2018, respectively. Derivative assets in the above table include fair value of the options held, futures contracts and foreign exchange contracts before offsetting of ¥844 million, ¥182 million and ¥90 million and derivative liabilities includes fair value of the futures and foreign exchange contracts before offsetting of ¥318 million and ¥15 million at March 31, 2018, respectively.